ATTACHMENT

                      U.S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                     FORM 24f-2
                          Annual Notice of Securities Sold
                               Pursuant to Rule 24f-2

              Read instructions at end of Form before preparing Form.
                               Please print or type.

          1. Name and address of issuer: AUL American Individual Unit Trust
                                         One American Square
                                         Indianapolis, IN 46204

          2. Name of each series or class of funds for which this notice is filed:

          Equity Portfolio    Calvert Capital Accumulation VIP High Income
          Bond Portfolio      TCI Growth                   VIP Overseas
          Managed Portfolio   TCI International            VIP II Asset
                                                             Manager
          Tactical Asset
           Allocation         T. Rowe Price Equity         VIP II
           Portfolio            Income                       Contrafund
          Money Market        VIP Equity-Income            VIP II Index 500
            Portfolio
          Alger American      VIP Growth
            Growth

          3.  Investment Company Act File Number:                811-8536

               Securities Act File Number:                       33-79562

          4.   Last day of fiscal year for which  this notice is filed:
               December 31, 1995

          5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                      [   ]

          6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

          7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          9. Number and aggregate sale price of securities sold during the fiscal year:

               See Item 10 on page 2 of this Form 24f-2

         10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
               See attached page

          11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          12.  Calculation of registration fee:
                 (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from item 10):
                                        $ 27,207,423.81
                (ii) Aggregate price of shares issued in connection with
                     dividend  reinvestment plans (from Item 11, if
                     applicable):
                                        +
               (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                        - $ 14,009,788.28
               (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                        +
               (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i), plus line (ii), less line (iii), plus line (iv) (if applicable):
                                        $ 13,197,635.53
              (vi) Multiplier prescribed by Section 6 (b) of the Securities
                   Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                        x     1/29%

              (vii) Fee due line (i) or line (v) multiplied by line (vi):
                                        $ 4,550.90

          Instruction:  Issuers should complete lines (ii), (iii), (iv) and
          (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

          13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                      [ X ]

          Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 2/26/96

          SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

          By (Signature and Title)_________________________________________
                                  James W. Murphy, Senior Vice President,
                                    Corporate Finance
          Date: February 26, 1996

                    *Please print the name and title of the signing officer
                     below the signature.

          AUL American Individual Unit Trust, Item 10, Form 24f-2

          AUL American
          Individual Unit            # of Units Sold         Aggregate Sale
          Trust Investment           during the period       Price of Units
          Account                    1/1/95-12/31/95         Sold

          Equity                      174,411.3762         $  937,885.47
          Bond                         91,041.7208            489,131.59
          Managed                     123,620.8999            771,408.86
          Money Market             13,487,828.1629         13,749,118.25
          Tactical Asset Allocation    18,390.1162             95,934.37
          Alger Growth                211,706.2526          1,260,890.15
          Calvert                      24,162.4240            142,895.87
          TCI Growth                  137,785.1716            798,976.64
          TCI International            80,368.8156            449,206.61
          TR Price Equity Income      169,153.4359            930,010.38
          VIP Equity Income           167,566.3291            935,578.76
          VIP Growth                  404,210.8854          2,492,131.05
          VIP High Income             128,371.5708            707,106.60
          VIP Overseas                 90,443.7869            445,508.18
          VIPII  Asset Manager        286,114.7649          1,459,421.66
          VIPII Contrafund            122,671.5772            708,238.57
          VIPII Index 500             134,987.5335            833,980.80

               TOTALS              15,852,834.8235        $27,207,423.81

                                                          February 23, 1996

          American United Life Insurance Company
          One American Square
          Indianapolis, Indiana  46204

          In my capacity as Associate General Counsel of American United Life Insurance Company ("AUL"), I am familiar with AUL American Individual Unit Trust (the "Variable Account"), which is a separate account for assets applicable to the variable portion of group annuity contracts offered by AUL ("Contracts").

          I have made such examination of the law and examined such corporate records and such other documents as in my judgment are necessary and appropriate to enable me to render the following opinion.

          With respect to the issuance and sale of units of beneficial interest in the Variable Account under the Contracts for valuable consideration in the amount of $27,207,423.81 (representing $937,885.47 allocated to the AUL American Equity Investment Account, $489,131.59 allocated to the AUL American Bond Investment Account, $13,749,118.25 allocated to the AUL American Money Market Investment Account, $771,408.86 allocated to the AUL American Managed Investment Account, $95,934.37 allocated to the Tactical Asset Allocation Account, $707,106.60 allocated to the Fidelity VIP High Income Investment Account, $2,492,131.05 allocated to the Fidelity VIP Growth Investment Account, $445,508.18 allocated to the Fidelity VIP Overseas Investment Account, $1,459,421.66 allocated to the Fidelity VIP II Asset Manager Investment Account, $833,980.80 allocated to the Fidelity VIP II Index 500 Investment Account, $935,578.76 allocated to the VIP Equity-Income Account, $708,238.57 allocated to the VIP II Contrafund Account, $1,260,890.15 allocated to the Alger Growth Account, $142,895.87 allocated to the Calvert Account, $930,010.38 alloaced to the T. Rowe Price Equity Income Account, $798,976.64 allocated to the TCI Growth Investment Account, and $449,206.61 allocated to the TCI International Investment Account) issued during the Variable Account's fiscal year ending December 31, 1995, it is my opinion that such interests were issued in connection with Contracts that constitute legal, validly issued and binding obligations of AUL except as limited by bankruptcy or insolvency laws affecting the rights of creditors generally.

          I consent to the use of this letter by AUL in connection with the Variable Account's Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 for the Variable Account's fiscal year ending December 31, 1995.

          Very truly yours,


          Richard A. Wacker
          Associate General Counsel